Inventories and Consumables - Summary of Inventories and Consumables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Classes of current inventories [abstract]
Handsets and other telecommunication products	¥ 2,111		¥ 2,005
Consumables	27		24
Others	250		210
Total	¥ 2,388	$ 347	¥ 2,239